Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Loss for the year	$ (11,148)	$ (10,475)	$ (10,220)
Adjustments to reconcile loss to net cash used in operating activities:
Depreciation	171	150	142
Share-based payment	273	505	1,055
Exchange rate changes on cash and cash equivalents	(70)
Changes in operating assets and liabilities:
Decrease (increase) in accounts receivable	115
Decrease (increase) in other current assets	(111)	163	(381)
Increase in Inventory	(977)
Change in operating lease liability, net.	(8)	(159)	(91)
Increase (decrease) in trade accounts payable	129	(83)	87
Increase (decrease)in other accounts payable	1,108	(82)	(540)
Net cash used in operating activities	(10,518)	(9,981)	(9,948)
Cash flows from investing activities
Purchase of fixed assets	(152)	(29)	(273)
Net cash used in investing activities	(152)	(29)	(273)
Cash flows from financing activities:
Issuance of preferred A shares		2,000	5,000
Proceeds from a convertible debt		1,000
Proceeds from exercise of options		10	127
Issuance of ordinary shares and warrants, net of issuance costs	5,397	13,643
Net cash provided by financing activities	5,397	16,653	5,127
Effect of exchange rate changes on cash and cash equivalents	70
Increase (decrease) in cash, cash equivalents and restricted cash	(5,203)	6,643	(5,094)
Cash, cash equivalents and restricted cash at the beginning of the period	8,492	1,849	6,943
Cash, cash equivalents and restricted cash at the end of the period	3,289	8,492	1,849
Non-Cash Activities:
Obtaining a right-of-use asset in exchange for a lease liability			458
Conversion of preferred shares		11,965
Conversion of a convertible debt		1,000
Decrease of deferred expenses against additional paid in capital		$ 56